INCOME TAXES (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Current:
Federal:
State:					1,900	2,600
Deferred:
Federal:					(5,819,600)	2,082,900
State:					(246,500)	(840,600)
Change in valuation allowance					6,066,100	(1,242,300)
Total	$ 2,300	$ 1,900	$ 2,300	$ 1,900	$ 1,900	$ 2,600